Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue - Shipping	$ 1,015,745	$ 962,803	$ 1,224,520
Revenue - Product Services	2,566,394	2,600,944	1,722,820
Spot voyages
Revenue
Revenue - Shipping	703,469	773,039	1,059,024
Time charter
Revenue
Revenue - Shipping	312,276	189,764	165,496
Cargo sales
Revenue
Revenue - Product Services	2,526,386	2,520,882	1,728,894
Shipping income
Revenue
Revenue - Product Services	59,233	27,705	36,177
Derivatives
Revenue
Revenue - Product Services	$ (19,225)	$ 52,357	$ (42,251)